Other current liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Summary of other current liabilities
The components of other current liabilities are:

	As of
	December 31, 2020	December 31, 2019
	(Euros in thousands)
Payroll tax	1,185	727
Accrual for vacation	525	330
Deferred grant income	—	164
Accrued bonuses	154	52
Other	161	15

Total	2,025	1,288